Significant subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Headhunter LLC [Member] | Russia
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%	100.00%
Zemenik LLC [Member] | Russia
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%	100.00%
Headhunter FSU Limited [Member] | CYPRUS
Disclosure of subsidiaries [line items]
Country of incorporation	Cyprus
Proportion of ownership interest in subsidiary	100.00%	100.00%
Headhunter KZ LLC [Member] | Kazakhstan
Disclosure of subsidiaries [line items]
Country of incorporation	Kazakhstan
Proportion of ownership interest in subsidiary	66.00%	66.00%
100 Rabot TUT LLC [Member] | Belarus
Disclosure of subsidiaries [line items]
Country of incorporation	Belarus
Proportion of ownership interest in subsidiary	50.00%	50.00%